Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory [Abstract]
Schedule of Inventory

Inventory is stated at the average cost (first in, first out) or market. Inventory consisted of the following:

	September 30, 2013	December 31, 2012
Raw materials	$240,614	$178,485
Work in process	8,060	18,564
Finished goods	59,334	75,395
Total inventory	$308,008	$272,444

Inventory consists of the following:

	2012	2011
Raw materials	$178,485	$149,313
Work in process	18,564	6,895
Finished goods	75,395	135,687
Total inventory	$272,444	$291,895